SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Loss per share attributable to shareholders:
Loss from continuing operations		$ 5,948	$ 1,194
Net loss (income) from discontinued operations		(6)	58
Net loss attributable to holders of Ordinary Shares		5,942	1,252
Loss from continuing operations		5,948	1,194
Net loss (income) from discontinued operations		(6)	58
Net loss attributable to holders of Ordinary Shares and assumed conversions		$ 5,942	$ 1,252
Weighted Average Number of Shares Outstanding, Basic	[1]	11,070,458	7,362,906
Weighted Average Number of Shares Outstanding, Diluted	[1]	11,070,458	7,362,906
Net income (loss) per share, basic:
Continuing operations		$ (0.54)	$ (0.16)
Discontinued operations		(0.00)	(0.01)
Net loss per share, basic		(0.54)	(0.17)
Net income (loss) per share, diluted:
Continuing operations		(0.54)	(0.16)
Discontinued operations		(0.00)	(0.01)
Net loss per share, diluted		$ (0.54)	$ (0.17)

[1]	After giving effect to the forward share split, see also Note 1(c).